Trade Accounts Receivable, Net - Summary of Trade Accounts Receivable and Allowance for Expected Credit Loss (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 31,584	$ 32,733
ECL allowance	2,336	$ 2,145	$ 2,196	$ 2,152
Mexico [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	5,185
ECL allowance	$ 717
ECL average rate	13.80%
United States [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 8,432
ECL allowance	$ 78
ECL average rate	0.90%
Europe [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 9,087
ECL allowance	$ 618
ECL average rate	6.80%
South, Central America And Caribbean [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 2,817
ECL allowance	$ 550
ECL average rate	19.50%
Asia, Middle East and Africa [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 5,327
ECL allowance	$ 272
ECL average rate	5.10%
Other country [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 736
ECL allowance	$ 101
ECL average rate	13.70%